Subsequent Events (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Feb. 22, 2012	Dec. 31, 2011 Ratio	Feb. 15, 2012
Subsequent Event [Line Items]
Loans cancelled			$ 1.7
Loans originated to obligors residing in states			4.3
Carrying value of loans sold			42.0
Plaintiff seeking damages	40
Insurance coverage	$ 12
Share exchange ratio for acquisition		0.4748